Lincoln National Income Fund, Inc.
1998 Semi - Annual Report


Table of Contents
                                                                         Page

Manager Profile ...................................................        1

Investment Policies & Objectives ..................................        1

President's Letter ................................................        2

Asset Classification ..............................................        2

Distribution By Quality ...........................................        2

Portfolio Performance .............................................        3

Total Fund Investments ............................................        3

Dividend History ..................................................        3

Shareholder Meeting Results .......................................        4

FINANCIAL STATEMENTS:

Financial Highlights .........................................        5

Statement of Net Assets ......................................        7

Statements of Operations .....................................        16

Statements of Changes in Net Assets ..........................        17

Statements of Cash Flows .....................................        18

Portfolio of Investments by Industry Classification ..........        19

Notes to Financial Statements ................................        21

Common Stock Market Prices & Net Asset Value History .............         24

Directors & Officers of the Fund .................................         25

Corporate Information ............................................         26

Manager Profile

Throughout it's history, your Fund has been managed by investment affiliates of Lincoln National Corporation. Today, Lincoln Investment Management, Inc. (LIM) brings to the Fund the skills and expertise that it has developed through management of client assets for Lincoln National Corporation, as well as pension plans, foundations, endowments, and other clients.

LIM invests in nearly all domestic capital markets and has developed an increasing international investment presence. LIM currently has approximately $37 billion in assets under management. The amount and breadth of this investment expertise allows LIM to deliver substantial value to the investment process.

LIM also believes in the need for consistency in investment strategy and the personnel involved in implementing those strategies. We are pleased to say that the individuals involved with your Fund over the past 17 years are still with Lincoln today and have senior positions affecting the investment results of the Fund.

In February of 1995, David C. Fischer assumed the portfolio management role for the Lincoln National Income Fund, Inc. Mr. Fischer, who joined LIM in 1988, has extensive experience in the investment industry. Mr. Fischer earned his MBA from Indiana University in 1986 and is a Certified Public Accountant (CPA) and Chartered Financial Analyst (CFA).

Investment Policies & Objectives

The Fund's primary investment objective is to provide a high level of current income from interest on fixed-income securities. A secondary objective is to obtain long- term capital appreciation. Substantially all of the Fund's net investment income will be distributed through regular dividends to shareholders. Net realized gains, if any will be distributed annually in cash, provided the Fund does not have a capital loss carryforward.

The investment portfolio will have a significant component of private placement investments in fixed-income securities. Some of these may have equity participation rights either through warrants or convertible features. The Fund also will invest in publicly traded fixed-income securities and high-yield equity securities.

The Fund may borrow to purchase securities in an amount not exceeding 20 percent of net assets. The Fund also may invest in non-dollar denominated securities, however, as of June 30, 1998, has chosen not to do so.

President's Letter

                                                                   July 27,1998


Dear Shareholders:


For the six months ended June 30, 1998, Lincoln National Income Fund provided a market return of 9.70%, which was more than double the Lehman Corporate Bond index of 4.15% for the same period. The market return for the Fund ranked it the highest among its Morningstar peers in its category. The Fund's net asset value return for the same period was 3.89%.

The Asian markets negatively impacted the Fund's returns during the second quarter. While the Fund's emerging market holdings represent only 4% of the portfolio, the uncertainty about this region adversely impacted the returns of the Fund by approximately 0.55% for the quarter. We continue to monitor the investments in this region, but currently feel the holdings are still appropriate investments for the Fund. In our view, the Asian situation will be a long and painful process to work through, but we do not believe the securities held by the Fund are currently at risk of default.

The downturn in the Asian economies has contributed to a slowdown in the U.S. manufacturing sector and has helped send bond yields to new lows. As interest rates remain in a relatively narrow range and uncertainty in the markets over Asia continue, a move to higher quality bonds will continue. The domestic economy continues to show modest growth and we remain constructive on U. S. fixed income market.

As higher yielding securities are called and replaced with lower yielding securities, the ability to maintain income dividends at current levels of approximately 7.5% will be a challenge. We continue to look for appropriate securities in order to meet the investment objectives of the Fund. We feel that the Fund continues to be an excellent investment for income-oriented investors.


Sincerely,

/s/ H. Thomas McMeeking

H. Thomas McMeekin, President



Asset Classification
As of June 30, 1998
Dollars in Millions)

            Public Debt      70.30%   $95.2
Government/Gov't Agency       5.90%   $ 7.9
     Private Placements      16.90%   $22.9
  Equities/Partnerships       2.20%   $ 3.1
 Short-Term Investments       3.00%   $ 4.1
      Other Liabilities       1.70%   $ 2.2


Distribution By Quality
As of June 30, 1998
(Dollars in Millions)


          AAA ....................       5.90%   $ 8.0
          AA .....................       3.25%   $ 4.4
           A .....................      21.71%   $29.4
          BBB ....................      35.60%   $48.2
          BB .....................       5.72%   $ 7.7
           B .....................       1.12%   $ 1.5
       Not Rated .................       2.89%   $ 3.9
  Private Placements .............      16.90%   $22.9
       Equities ..................       2.20%   $ 3.1
Short-Term Investments ...........       3.00%   $ 4.1
     Other Assets ................       1.70%   $ 2.2

Portfolio Performance
As of June 30, 1998

The following table displays the net asset value total return for the Fund on a annualized basis compared to the Lehman Corporate Bond Index and Standard & Poor's 500 Index of common stocks.


                                    YTD   1 Year   3 Year   5 Years  10 Years

Lincoln National Income Fund       3.89%   11.89%    9.66%    8.39%    9.98%
Lehman Corporate Bond Index        4.15%   11.38%    7.49%    6.87%    9.01%
Standard & Poor's 500*            17.30%   30.15%   30.19%   23.04%   18.53%


* Dividends Reinvested


Total Fund Investments
At Market or Fair Values As of June 30,


                                         1998                       1997
                                    (000)   % of Total       (000)   % of Total

      Public Debt Securities   $ 103,080           76%  $ 102,323           77%

Private Placement Securities      22,906           17%     25,861           19%

    Common Stocks & Warrants          24            0%        337            1%

            Preferred Stocks       2,666            2%      2,649            2%

      Short-Term Investments       4,095            3%          0            0%

                Partnerships         394            0%        281            0%

  Other Assets/(Liabilities)       2,166            2%      1,772            1%

            Total Net Assets   $ 135,331          100%  $ 133,223          100%

Dividend History

The Fund in its lifetime has distributed common dividends of $29.32 per share which represents 235.6 percent of its offering price of $12.50 per share as adjusted for the 1993 common stock split. On February 27, 1992 the Fund changed its policy of retaining long-term capital gains to one of distributing them. Previous year retention's allowed the Fund to grow its assets by $6,490,687 which is net of capital gains tax. The table below shows the common dividend per share history as adjusted for the two-for-one stock split.


                 Annual                                                  Annual
Year             Dividend                             Year             Dividend
1976 and Prior    $3.15                                1987              $1.52
1977               0.90                                1988               1.23
1978               0.90                                1989               1.17
1979               0.92                                1990               1.18
1980               0.97                                1991               1.15
1981               1.04                                1992               1.68
1982               1.12                                1993               1.77
1983               1.14                                1994               1.28
1984               1.20                                1995               1.32
1985               1.27                                1996               1.47
1986               1.17                                1997               1.52
                                                       1998               0.26*

* Dividends Paid as of June 30.

SHAREHOLDER MEETING RESULTS

The Fund had its annual Shareholder meeting on April 24, 1998. Two proposals were presented to shareholders for vote. Proposal I "Election of Directors" and Proposal II "Ratification of the Selection of Auditor". A total of 5,396,201 shares of Common Stock (77.92% of the total outstanding shares) and 21,700 of Variable Term Preferred (VTP) stock shares (54.25% of the total outstanding shares) were voted. The following table highlights the results of the vote.


                              Number of           Number of         Number of
                              Shares Voted        Shares Voted      Shares
                                 FOR               AGAINST          ABSTAINED
Proposal I

Election of
Directors-Common
Stock
     T. Bindley               5,266,453           129,748             --
     A. Cepeda .              5,282,996           113,205             --
     R. Deshaies              5,291,451           104,750             --
     C. Freund .              5,269,243           126,958             --
     T. McMeekin              5,286,803           109,398             --
     D. Toll ...              5,270,195           126,006             --
     A. Warner .              5,275,432           120,769             --

Election of
Directors-VTP
     T. Bindley                  21,700                --             --
     R. Burridge                 21,700                --             --
     A. Cepeda                   21,700                --             --
     R. Deshaies                 21,700                --             --
     C. Freund                   21,700                --             --
     T. Mathers                  21,700                --             --
     T. McMeekin                 21,700                --             --
     D. Toll                     21,700                --             --
     A. Warner                   21,700                --             --


Proposal II

Ratification of the
Selection of Auditor          5,311,992            18,646         87,263
(PricewaterhouseCoopers L.L.P.)

FINANCIAL HIGHLIGHTS

(Selected data for each share of common stock outstanding throughout the year)

                                          Six Months Ended      Years Ended
                                              June 30,          December 31,

                                            1998     1997       1997    1996
Net Asset Value, Beginning of Period .....$ 13.43  $ 13.47     $ 13.47 $ 14.22
Net Investment Income ....................   0.67     0.69        1.40    1.44
Net Realized & Unrealized Gain\(Loss) ....   0.01    (0.09)       0.39   (0.41)
  Total From Investment Operations .......   0.68     0.60        1.79    1.03

Reduction - Stock Rights Offering ........     --       --          --      --
Preferred Stock Underwriting Discounts
 and Offering Costs .....................      --       --          --      --

Less Distributions:
Dividends from Net Investment Income:
  To Preferred Shareholders ............... (0.16)   (0.15)      (0.22)  (0.24)
  To Common Shareholders .................. (0.26)   (0.28)      (1.21)  (1.21)

Dividends from Net Realized Gains:
  To Preferred Shareholders ...............  0.00       --       (0.09)  (0.07)
  To Common Shareholders ................... 0.00       --       (0.31)  (0.26)
     Total Distributions ...................(0.42)   (0.43)      (1.83)  (1.78)

Net Asset Value, End of Period ...........$ 13.69  $ 13.64     $ 13.06  $13.47

Per Share Market Value, End of Period ....$ 14.06  $ 13.13     $ 13.06  $12.50
Total Investment Return (based on
  Market Value) .....................        9.70%    7.33%      17.12%   2.42%

Ratios/Supplemental Data
Net Assets, End of Period (000) .......   135,331  133,223   $ 131,732 $132,054
Ratio--Expenses to Average Net Assets .      0.59%    0.59%       1.12%   1.11%
Ratio--Net Inv. Inc. to Average Net Assets   3.44%    3.60%       7.17%   7.32%
Portfolio Turnover Rate .................    9.12%   11.51%      22.63%  22.73%

(     ) Denotes deduction

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS

(Selected data for each share of common stock outstanding throughout the year)

                                               Years Ended December 31,
                                               1995    1994    1993    1992

Net Asset Value, Beginning of Period .......$ 12.25  $14.63  $14.18  $14.85
Net Investment Income .....................    1.46    1.47    1.56    1.36
Net Realized & Unrealized Gain\(Loss) ......   2.17   (2.18)   0.92   (0.01)
  Total From Investment Operations .........   3.63   (0.71)   2.48    1.35

Reduction - Stock Rights Offering ............   --   (0.10)     --      --
Preferred Stock Underwriting Discounts
  and Offering Costs .....................       --      --      --   (0.23)

Less Distributions:
Dividends from Net Investment Income:
  To Preferred Shareholders ................. (0.29)  (0.27)  (0.19)  (0.08)
  To Common Shareholders .................... (1.16)  (1.20)  (1.31)  (1.31)

Dividends from Net Realized Gains:
  To Preferred Shareholders ................. (0.05)  (0.02)  (0.07)  (0.03)
  To Common Shareholders .....................(0.16)  (0.08)  (0.46)  (0.37)
    Total Distributions ..................... (1.66)  (1.57)  (2.03)  (1.79)

Net Asset Value, End of Period ............$  14.22  $12.25  $14.63  $14.18

Per Share Market Value, End of Period .....$  13.63  $10.75  $15.00  $14.31
Total Investment Return (based on
  Market Value) .....................         39.07% (19.80%) 17.17%  15.78%

Ratios/Supplemental Data
Net Assets, End of Period (000) .......... $137,163 $123,683 $113,181 $109,466
Ratio--Expenses to Average Net Assets ......   1.14%   1.19%   1.17%   1.00%
Ratio--Net Inv. Inc. to Average Net Assets ..  7.44%   7.31%   6.76%   7.56%
Portfolio Turnover Rate ..................... 26.98%  33.64%  43.72%  97.63%


(  )  Denotes deduction

Shares outstanding and per share amounts for 1993 and prior are restated for two-for-one stock split effective October 15, 1993.

The accompanying notes are an integral part of the financial statements.


FINANCIAL HIGHLIGHTS

(Selected data for each share of common stock outstanding throughout the year)


                                             Years Ended December 31,

                                             1991    1990    1989    1988
Net Asset Value, Beginning of Period ..... $13.40  $14.44  $13.35  $12.83
Net Investment Income ....................   1.15    1.17    1.15    1.16
Net Realized & Unrealized Gain\(Loss) ....   1.45   (1.03)   1.11    0.59
  Total From Investment Operations .......   2.60    0.14    2.26    1.75

Reduction - Stock Rights Offering ........     --      --      --      --
Preferred Stock Underwriting Discounts
  and Offering Costs .....................     --      --      --      --

Less Distributions:
Dividends from Net Investment Income:
  To Preferred Shareholders ...............    --      --      --      --
  To Common Shareholders .................. (1.15)  (1.18)  (1.16)  (1.16)

Dividends from Net Realized Gains:
  To Preferred Shareholders ...............    --      --      --      --
  To Common Shareholders ..................    --      --   (0.01)  (0.07)
    Total Distributions ................... (1.15)  (1.18)  (1.17)  (1.23)

Net Asset Value, End of Period ............$14.85  $13.40  $14.44  $13.35

Per Share Market Value, End of Period .....$13.81  $11.88  $12.94  $11.88
Total Investment Return (based on
  Market Value) .....................       25.96%   0.87%  18.80%  13.96%

Ratios/Supplemental Data
Net Assets, End of Period (000) ........  $72,752 $65,652 $70,740 $65,383
Ratio--Expenses to Average Net Assets ....   0.97%   0.97%   0.96%   0.97%
Ratio--Net Inv. Inc. to Average Net Assets   8.05%   8.49%   8.04%   8.43%
Portfolio Turnover Rate ..................  15.07%  28.85%  44.46%  63.39%


(  )  Denotes deduction

Shares outstanding and per share amounts for 1993 and prior are restated for two-for-one stock split effective October 15, 1993.

The accompanying notes are an integral part of the financial statements.

Statement of Net Assets
As of June 30, 1998 (unaudited)

                                                  Par                Market or
Investments-Notes A & B                          Amount     Cost     Fair Value

Public Debt Securities (76.2%)
AGCO Corporation
8.50% Senior Subordinated Note, 3/15/06 ...... $ 250,000 $ 256,250 $ 258,125

AllState Corporation
7.50% Debenture, 6/15/13 ..................... 1,000,000   911,180 1,101,000

AMR Corporation
10.00% Bond, 4/15/21 ......................... 1,000,000 1,028,860 1,367,470

American Airlines 1988-A Grantor Trusts
9.83% Equipment Note Pass Through
Certificates Series 1988-A3, 1/1/02 .......... 1,095,818 1,095,818 1,116,190

Ametek Inc. .............................
9.75% Senior Notes, 3/15/04 .................... 250,000   264,062   263,750

Banc One Corporation
9.875% Subordinated Notes, 3/1/09 ............ 1,000,000 1,152,890 1,263,560

BankAmerica Corporation
10.00% Subordinated Notes, 2/1/03 ............ 1,000,000 1,183,100 1,153,510

BEA Collateralized Bond Obligation
6.72%, Series 1998-1, 6/15/10 ............... 1,000,000   963,239   963,238

Beckman Instruments, Inc. .............................
7.100% Senior Notes, 3/4/03 .................... 250,000   250,000   250,752

Black & Decker Corporation
8.91% Medium Term Note, 1/21/02 ................ 500,000   542,425   544,385

BVPS II Funding Corporation
8.33% Collateralized Lease Bond, 12/1/07 ..... 1,490,000 1,536,279 1,532,480

Capital Cities/ABC Inc. ............................
8.875% Senior Notes, 12/15/00 ................ 1,000,000 1,006,630 1,065,890

Carramerica Realty Corp. .............................
6.625% Senior Notes, 3/1/05 ............. ...... 400,000   397,956   397,892

Caterpillar Inc. .............................
6.00% Debenture, 5/1/07 ...................... 1,000,000   900,361   975,670

Cemex SA
10.00% Eurobond Medium-Term Note, 11/5/99 ...... 250,000   222,500   256,875

Chiquita Brands International Inc. .............................
9.625% Senior Notes, 1/15/04 ................... 250,000   252,500   260,625

Chrysler Financial Corporation
9.50% Senior Notes, 12/15/99 ................. 1,000,000 1,120,000 1,048,590

Citicorp Mortgage Securities Inc. .............................
8.75% REMIC 91-6 Class B, 5/25/21 .............. 500,000   505,703   504,687

Cleveland Electric Illuminating Company
7.625% First Mortgage Bonds, 8/1/02 .......... 1,000,000   961,790 1,036,080

Coastal Corporation
9.75% Debenture, 8/1/03 .................. ... 1,000,000 1,150,890 1,151,740

Commonwealth Edison Company
8.625% First Mortgage Bonds, 2/1/22 .......... 1,000,000   939,620 1,093,310

Compania De Desarrollo Aeropuerto Eldorado SA
10.19% Senior Note, 5/31/11 .................... 500,000   500,000   490,000

(unaudited)

Public Debt Securities (continued)

                                               Par                   Market or
                                               Amount       Cost     Fair Value
ConAgra Inc. .............................
7.40% Subordinated Debt Securities, 9/15/04  $1,500,000  $1,495,140  $1,582,245

Connecticut Light & Power Company
7.25% 1st Refunding Mortgage, 7/1/99 ......   1,000,000   1,003,430     998,970

Consumer's Energy Company
6.500%, Senior Notes, 6/15/18 .............     500,000     496,565     491,025

Container Corporation of America
11.25% Senior Notes Series A, 5/1/04 ......     250,000     258,750     272,500

Cyprus Amax Minerals Company
7.375% Note, 5/15/07 ......................     500,000     517,255     528,980

Delta Air Lines Inc. ................................
9.90% Equipment Trust Certificates
Series 1988 C, 6/16/02 ....................   1,473,000   1,564,297   1,644,722

Donaldson Lufkin & Jenrette Mortgage Acceptance Corp.
7.71% Mortgage Pass Through Class A, 6/26/25    937,859     952,514     300,115

Dow Capital B.V
9.00% Guaranteed Debenture, 5/15/10 .......   1,000,000   1,186,170   1,206,230

Duke Realty L.P. .................................
7.050% Notes, 3/1/16 ......................     500,000     499,680     508,490

Duquesne II Funding Corporation
8.70% Collateralized Lease Bonds, 6/1/16 ...    990,000     990,000   1,108,384

EES Coke Battery Company
7.125% Senior Note Series A, 4/15/02 .......    424,750     424,750     425,701

EI Dupont Nemour
8.25% Debenture, 1/15/22 ..................   1,000,000   1,097,680   1,093,800

Empressa Nacional De Electricidad SA
7.75% Note, 7/15/08 .......................     450,000     447,638     449,671

Enron Corporation
9.50% Senior Fixed Rate Note, 6/15/01 .....   1,000,000   1,141,040   1,088,530

Equity Residential Properties Operating L.P. ........
6.63% Notes, 4/13/15 ......................     400,000     400,000     401,888

Federal Express Corporation - Global
9.875% Note, 4/1/02 .......................   1,250,000   1,400,000   1,403,450

Federal Home Loan Mortgage Corporation (FHLMC)
7.80% REMIC Series 46 Class B, 9/15/20 ....     762,393     674,034     786,904
7.00% Pass Through Series 7 Class A, 9/17/31 .  977,972     951,384     985,307

Federal National Mortgage Association (FNMA)
9.20% Guaranteed REMIC 88-14, 12/25/17 ....     317,636     311,001     321,241
9.00% Trust Series 265 Class C, 3/1/24 ....     647,857     696,447     705,355

First Hawaiian Bank
6.93% Series A Note, 12/1/03 ..............     500,000     488,050     511,200

First Nationwide Holdings
10.625% Senior Subordinated Note, 10/1/03 .     250,000     271,562     276,250

First USA Bank Wilmington Delaware
7.65% Subordinated Notes, 8/1/03 ..........   1,000,000   1,000,000   1,067,550

Fleet/Norstar Financial Group Inc. ..................
8.625% Subordinated Note, 1/15/07 .........   1,000,000   1,044,630   1,147,670

(unaudited)

Public Debt Securities (continued)


                                                Par                  Market or
                                                Amount     Cost      Fair Value
General Electric Capital Corporation
8.75% Notes, 5/21/07 ......................  $1,000,000  $1,108,350  $1,185,750

General Motors Acceptance Corporation
8.875% Notes, 6/1/10 ......................   1,500,000   1,656,000   1,821,330

Georgia Pacific Corporation
9.50% Debentures, 5/15/22 .................   1,500,000   1,551,450   1,700,820

Goldman Sachs Group L.P. .....
7.20% Medium Term Notes, 3/1/07                 500,000     499,750     531,950

Government National Mortgage Association (GNMA)
9.00% Pass-Thru Pool #309771, 8/15/21           869,281     937,230     936,137
9.00% Pass-Thru Pool #349329, 3/15/23         2,115,293   2,280,596   2,272,036

Greentree Financial Corporation
8.65% Series 94-96 Sub.Note, 1/15/20          1,000,000     988,594   1,036,667

Gruma SA DE CV
7.625% Note, 10/15/07 ........                  250,000     249,580     251,355

Gulf Canada Resources LTD
9.625% Subordinated Debenture, 7/1/05           250,000     262,500     268,125

Highwood Forsyth Realty L.P. .
7.00% Senior Notes, 12/1/06 ..                  600,000     603,900     605,628
7.50% Senior Notes, 4/15/18 ..                  400,000     398,556     412,348

HongKong & Shanghai Bank
6.3125% Floating Rate Notes, 12/29/49           500,000     408,500     366,250

Houston Lighting & Power Company
9.80% Medium Term Note Series B, 2/15/99      1,500,000   1,467,165   1,535,400

INCO LTD
9.60% Debentures, 6/15/22 ....                1,000,000   1,084,580   1,123,840

Interbank/AKK Trust
9.00% Note Series 1995 C, 2/28/01 .             500,000     485,930     494,290

Interface, Inc. ..............
7.30% Senior Notes, 4/1/08 ...                  250,000     249,985     251,837

ISP Holdings Inc. ............
9.00% Note Series B, 10/15/03                   250,000     259,219     259,375

ITT Corporation
6.75% Note, 11/15/03 .........                  500,000     481,825     483,365

K-III Communications Inc. ....
8.50% Company Guarantee Series B, 2/1/06        250,000     252,187     254,375

Lehman Brothers Holdings Inc.
7.375% Senior Notes, 5/15/07 .                  500,000     522,740     531,125

Lloyds Bank PLC
6.1875% Floating Rate Notes, 6/29/49          1,000,000     835,000     885,000

Macmillan Bloedel LTD
8.50% Debentures, 1/15/04 ....                  500,000     523,390     531,240

Marsh Supermarkets Inc. ......
8.875% Senior Note, 8/1/07 ...                  250,000     247,812     255,625

McDonnell Douglas Corporation
9.25% Notes, 4/1/02 ..........                1,000,000   1,142,300   1,108,470

(unaudited)

Public Debt Securities (continued)


                                                Par                  Market or
                                                Amount     Cost      Fair Value
MCI Communications Corporation
7.50% Senior Notes, 8/20/04 ..               $1,000,000  $1,013,020  $1,062,860

Mellon Capital I
7.72% Bonds Series A, 12/1/26                   400,000     400,000     430,072

Merrill Lynch Mortgage Investors Inc.
10.00% Pass-thru Series 90-A1, 3/15/10          463,913     461,315     502,431

Merrill Lynch
6.623% CLO 98-Pilgrim-Amer. Cl. A2, 9/23/09   1,000,000   1,000,000   1,004,062

MGM Grand, Inc. ..............
6.875% Collateral Notes, 2/6/08               1,000,000     987,580     992,110

Mid-America Mortgage
6.376% Trust Series 98-1, 3/3/03 .              500,000     491,484     496,094

NAL Auto Trust
7.30% 1996-3 Class A, 12/15/00 ...              208,813     208,690     206,660

Nationsbank Corporation
8.125% Subordinated Note, 6/15/02 ..          1,000,000     997,500   1,073,530

Nationwide
9.875% Contingent Surplus Notes, 2/15/25 ..   1,000,000   1,092,350   1,208,980

New England Telephone & Telegraph Company
9.00% Debentures, 8/1/31 ...................  1,000,000   1,007,300   1,123,350

News America Holdings Inc.
9.25% Senior Debentures, 2/1/13 ............  1,000,000   1,110,980   1,216,230

Niagara Mohawk Power Corporation
9.25% First Mortgage Bonds, 10/1/01 ........    500,000     503,490     538,990

Noranda Inc.
8.00% Yankee Bond, 6/1/03 ..................  1,500,000   1,500,000   1,590,450

NWA Trust
10.23% Asset-Backed Note Class B, 6/21/14 ...   456,970     537,970     569,405

Nynex Corporation
9.55% Debenture, 5/1/10 ..................... 1,504,680   1,810,221   1,738,312

Oryx Energy Company
10.00% Debenture, 4/1/01 .................... 1,000,000   1,036,380   1,083,760

Owens Corning Fiberglass Corporation
9.375% Debenture, 6/1/12 ..... .............. 1,000,000   1,185,720   1,252,230

PacifiCorp
8.29% Secured Medium Term Note, 12/30/11 .....1,000,000   1,000,000   1,167,940
7.00% 1st Mortgage Bond MTN Series H, 7/15/09.. 500,000     497,995     525,570

Peco Energy Company
7.125% 1st Refunding Mortgage Bond, 9/1/02 .. 1,500,000   1,500,375   1,556,070

Pennsylvania Power & Light
8.50% First Mortgage Bonds, 5/1/22 ..........   500,000     534,295     561,635

Pennzoil Company
10.125% Debentures, 11/15/09 . .............. 1,000,000   1,134,440   1,264,360

Pohang Iron & Steel Company
7.125% Note, 11/1/06 ......... .............. 1,000,000     976,480     767,180

Progress Capital Holdings LTD
6.88% Medium Term Note, 8/1/01 .............. 1,000,000   1,000,000   1,021,990

(unaudited)

Public Debt Securities (continued)


                                                Par                  Market or
                                                Amount     Cost      Fair Value
Province de Quebec
11.00% Yankee Bond, 6/15/15 .. ..............$1,000,000  $1,072,720  $1,121,450

Republic of Brazil
10.125% Global Bond, 5/15/27 . ..............   250,000     238,437     215,250

Republic of Colombia
7.625% Global Bond, 2/15/07 .. ..............   300,000     294,045     269,150

Republic of Venezuela
9.25% Global Bond, 9/15/27 ... ..............   500,000     471,878     387,500

Resolution Trust Corporation
8.80% Mortgage Pass-thru Ser .92-C1, 8/25/23 .  156,464     156,028     156,464

RJR Nabisco Inc.
8.75% Note, 8/15/05 .......... .............. 1,000,000     987,390   1,035,260

Rogers Cantel Inc.
9.375% Senior Debenture, 6/1/08 .............   250,000     270,625     259,375

Russian Federation
10.00% Bond, 6/27/07 .........              250,000       247,910       188,125

Sears Roebuck & Company
9.05% Medium Term Note, 2/6/12            1,000,000     1,059,380     1,255,200

Selkirk Cogen Funding Corporation
8.65% First Mortgage Series A, 12/26/07     971,950     1,013,792     1,079,661

SMA Finance Corp, Inc. .......
6.40% MBS 98-C1 ClassA2, 11/16/19         1,000,000     1,000,000     1,006,562

Sociedad Quimica Y Minera De Chili
7.70% Notes, 9/15/06 .........            1,000,000     1,022,370     1,031,000

Specialty Paperboard Inc. ....
9.375% Senior Note, 10/15/06 .              250,000       256,875       261,250

Speedway Motorsports Inc. ....
8.50% Senior Note, 8/15/07 ...              250,000       252,950       258,750

Standard Charter PLC
6.1875% Floating Rate Sr. Note, 11/29/49  1,000,000       877,400       660,000

Sun Inc. .....................
9.375% Debenture, 6/1/16 .....            1,000,000     1,182,350     1,169,470

Systems Energy Resources
7.80% Senior Note, 8/1/00 ....            1,000,000     1,000,000     1,015,740

Tele-Communications Inc. .....
9.25% Debenture, 1/15/23 .....            2,000,000     1,993,580     2,299,620

Texas Utilities Electric Company
7.375% First Mortgage Bond, 8/1/01        1,000,000       999,375     1,035,290

Time Warner Inc. .............
9.125% Senior Note, 1/15/13 ..            1,500,000     1,614,600     1,846,110

Toll Brothers Inc. ...........
8.75% Senior Subordinated Note, 11/15/06    250,000       257,187       258,750

Trico Marine Services Inc. ...
8.50% Senior Note, 8/1/05 ....              250,000       252,187       243,125

(unaudited)

Public Debt Securities (continued)


                                                Par                  Market or
                                                Amount     Cost      Fair Value
United Airlines Inc. .........
8.70% Pass-thru Trust Series 92-A1,10/7/08  900,220       896,898     1,005,573
9.35% Pass-thru Series 92-A, 4/7/16       1,500,000     1,516,845     1,813,545

Wells Fargo & Co. ............
6.125% Senior Subordinated Notes,11/1/03  1,000,000       999,320     1,000,020

Wells Fargo Capital A
8.13% Bond, 12/1/26 ..........              500,000       521,000       556,220

Whirlpool Corporation
9.00% Debenture, 3/1/03 ......            1,000,000     1,087,820     1,110,840

Worldcom Inc. ................
8.875% Senior Notes, 1/15/06 .            1,000,000     1,082,500     1,082,500


Total Public Debt Securities .                         99,564,256   103,080,406

                                  Date of
                                  Initial
                                  Purchase

Private Placement Securities (16.9%)
Notes A & B

DEBT

Anglo Irish Bank Corporation
9.10% Notes Series A, 9/30/06        9/30/94 $1,000,000  $1,000,000  $1,145,300

Avianca Airline Ticket Receivable Trust
8.75% Structured Note, 12/24/05     12/24/97    500,000     500,000     509,300

Banco Nacional de Mexico
7.57% Senior Certificate, 1/1/01    11/05/96    500,000     499,982     501,806

Behr Process Corporation - Floating Rate
7.688% Senior Note, 3/31/04          7/15/97    118,800     118,800     118,800
7.938% Senior Note, 3/31/05          7/15/97     79,200      79,200      79,200

BSI Holdings, Inc. ...........
10.25% Senior Notes, 9/30/05        01/23/98    330,000     330,000     330,000

Cambuhy Export Trust Certificates
8.12%, Series 96-1, 7/5/01           6/11/96    347,333     347,333     352,335

Centennial Resources Inc. ....
13.00% Sr Subordinated Note,10/31/03 8/29/96    500,000     500,000     325,000

Coca-Cola Femsa SA DE
9.40% Convertible Senior Note,8/15/04 8/5/94  1,000,000   1,000,000   1,064,000

Deloitte & Touche LLP
7.41% Guaranteed Senior Note,10/1/11 9/25/96   1,000,000   1,000,000  1,056,600

Dow Chemical Co. .............
17.25% Certificate of Interest,1/2/03 3/25/92  1,497,314   1,497,314  1,883,292

Fort Wayne Capital Trust I
9.85% Senior Note, 4/15/27           4/14/97  1,000,000   1,000,000   1,215,500

Guangdong International Trust & Investment
8.75% Yankee Bond, 10/24/16 ..      10/17/96    500,000     498,600     380,055

Huron Technologies Corporation
14.00% Subordinated Note, 5/15/05    2/20/95    550,000     421,667     550,000

Louis Dreyfus Corporation
8.43% Senior Note, 7/15/01 ...       7/20/94  1,000,000   1,000,000   1,051,850

(unaudited)

Private Placement Securities (continued)

                                    Date
                                    Initial     Par                  Market or
                                    Purchase   Amount      Cost      Fair Value
Murray's Discount Auto Stores, Inc.
11.00% Sr Subordinated Note, 9/30/03 10/2/95   $500,000    $478,000    $500,000

Mutual Fund Fee Trust IV
7.99%, Series 1997-2, 1/31/05        4/21/97    759,907     759,907     771,412

New Boston Garden Corporation
8.45% Senior Secured Note, 9/22/15   9/22/95    940,220     940,220   1,029,720

Penn Fuel Gas Inc. ...........
7.51% Senior Note, 4/15/14 ...       5/25/94  1,000,000   1,000,000   1,065,510

Refco Group, LTD
8.21% Senior Note, 5/16/02 ...        5/8/95    800,000     800,000     826,248

Spectrascan Inc. .............
11.25% Sr Subordinated Note, 6/30/06 7/12/96  $500,000   $490,000      $500,000

Stackpole Magnetic Systems, Inc.
13.50% Sr Subordinated Note,10/15/05  9/1/95   380,000    351,500       380,000

Steel Technologies Inc. ......
8.52% Senior Note, 3/1/05 ....        2/6/95   500,000    500,000       527,550

Suburban Propane L.P. ........
7.54% Senior Note, 6/30/11 ...        3/7/96 1,000,000  1,000,000     1,040,310

Summit Acceptance Corporation
12.00% Sr Subordinated Note,3/31/02   4/7/97   500,000    477,500       477,500

Taegu Metropolitan City (Korea)
8.131% Term Loan, 3/5/99 .....       3/05/98 1,000,000    976,417       984,900

The Money Store Inc. .........
9.00% Senior Note, 3/31/02 ...       2/22/95 1,000,000  1,000,000     1,088,270

Turkiye Vakiflar Bankasi T.A.O.
7.790% Trust Certificates, 12/22/00 12/22/97   431,962    431,962       433,772

United States Playing Card Company
12.00% Subordinated Note, 11/18/04  11/18/94   500,000    470,000       500,000

Union Acceptance Corporation
8.530% Senior Note, 8/1/02           6/23/97 1,000,000  1,015,910       985,000

West Fraser Mills LTD
8.44% Guaranteed Sr Note, 6/30/04    4/15/94 1,000,000  1,000,000     1,051,620


Total Private Placement Debt                          21,484,312     22,724,850


                                              Quantity

Private Placement Securities - Equities

Bicycle Holding Inc. *..........
Common Stock ..................    11/18/94      8        30,000         97,865

Centennial Coal, Inc. *.........
Stock Warrants
(entitled to purchase 37 shares of common
stock for $0.01 per share. Expires
9/1/06) .......................    08/29/96      1             1              1

GT Parent Holdings Inc. *
Stock Warrants ...............      6/30/97      132            1             1

(unaudited)

Private Placement Securities (continued)

                                    Date
                                    Initial     Par                  Market or
                                    Purchase   Amount      Cost      Fair Value
Murray's Discount Auto Stores, Inc. *
Stock Warrants
(entitled to purchase 25 shares
of common stock for $0.01 per share.
Expires 8/31/03)                    10/2/95        1       22,000             1


PSC, Inc. *....................
Stock Warrants
(entitled to purchase 16,250 shares of
common stock for $10 per share. Expires
7/12/06) ...................        7/12/96        1       10,000        13,000

Stackpole Magnetic Systems *...
Stock Warrants
(entitled to purchase 54,582 shares of
common stock for $0.01 per share. Expires
9/01/05) .....................      9/1/95         1       28,500        14,683
8.00% Cumulative Convertible
Preferred Stock                     9/1/95   120,000      120,000        33,480

Summitt Acceptance Corporation *
Stock Warrants (entitled to purchase 23,167
shares of common stock for $.01/share.
Expires 4/7/04) ..............      4/7/97         2       22,500        22,530

Total Private Placement Equities                          233,002       181,561

Total Private Placement Securities                     21,717,314    22,906,411


                                             Number of
                                               Shares

Preferred Stocks (2.0%)

Loewen Group Inc. ...........................
9.45% Capital Series A ............            40,000   1,000,000     1,082,480

Salomon Financing Trust I
9.183% Guaranteed Preferred Stock .            20,000     500,000       538,740

Transcanada Capital
8.75% preferred stock .............            40,000   1,042,000     1,045,000

Total Preferred Stocks ............                     2,542,000     2,666,220



Common Stocks (0.0%)

Authorized Distribution Network, Inc. *       10,945        1,227           154
Paracelsus Healthcare Corporation   *          7,500       62,047        23,438

Total Common Stocks                                        63,274        23,592

Partnerships (0.3%)

KBP Holdings, L.P.                                        250,000       250,000
KBSI Partnership, L.P.                                    144,000       144,000
MDAS Investors, L.P.                                       49,622             1

Total Partnerships                                        443,622       394,001


Total Long-Term Investments                           124,330,466   129,070,630

(unaudited)


                                             Par                     Market or
                                            Amount       Cost        Fair Value
Short-Term Investments (3.0%)

Cargill
5.16%, 7/08/98                            $2,000,000  $1,997,453     $1,997,452
Merrill Lynch
5.13%, 7/06/98                             2,100,000   2,097,640      2,097,640

Total Short-Term Investments                           4,095,093      4,095,092

       Total Investments (98.4%)                     128,425,559    133,165,722

Excess of Other Assets Over Liabilities (1.6%)- Note D                2,165,420

       Net Assets (100%) - Note E                                  $135,331,142

Net asset value per share of common stock outstanding
($135,331,142 less Variable Term Preferred stock at
liquidation value of $40,000,000 divided by 6,961,855
shares of common stock outstanding) - Note E                             $13.69


*  Non-Income Producing

STATEMENTS OF OPERATIONS*

                               Three Months Ended           Six Months Ended
                                     June 30,                    June 30,
                                1998          1997         1998          1997

Investment Income:
Income:
Interest ..................$ 2,686,487   $ 2,718,994  $ 5,297,358   $ 5,422,745
Dividends .................     60,127        57,374      121,251       114,747
Total Income ..............  2,746,614     2,776,368    5,418,609     5,537,492

Expenses:
Management fees - Note C ....  291,804       287,149      571,831       563,713
Variable term preferred
 stock fees .................   25,272        28,604       50,194        49,988
Director fees ...............   20,027        20,500       42,777        38,000
Professional fees ...........    3,000         8,533       20,850        22,533
Printing, stationery,
and supplies ................    1,577        24,972        2,704        25,810
Stock transfer & dividend
disbursing fees .............    4,208        10,946       11,299        30,120
Postage and mailing fees ....   20,998        13,197       22,425        13,197
New York Stock Exchange fee .    1,500          --         17,670        16,170
Custodian and registrar fees .   3,723         1,861        5,585         3,743
Other ........................   4,592         8,849       14,783        17,603

Total Operating Expenses ..... 376,701       404,611      760,118       780,877


Net Investment Income ...... 2,369,913     3,271,757    4,658,491     4,756,615


Net realized and unrealized gain(loss)
on investments:

Net realized gain on
 investments ..............     27,724       193,181      445,235       247,270
Decrease in net unrealized
appreciation of investments ..(409,067)    1,432,489     (348,511)     (876,679)

Net Realized & Unrealized Gain(Loss)
on Investments ...............(381,343)    1,625,670       96,724      (629,409)

Net Increase in Net Assets Resulting
from Operations ...........$ 1,988,570   $ 3,997,427  $ 4,755,215     4,127,206


* Unaudited
The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS*

                             Three Months Ended           Six Months Ended
                                   June 30,                    June 30,
                               1998         1997          1998         1997

Changes from operations:

Net investment income ....   $2,369,913   $2,371,757    $4,658,491   $4,756,615
Net realized gains on
investments ..............       27,724      193,181       445,235      247,270
Decrease in net unrealized
appreciation of investments .. (409,067)   1,432,489      (348,511)    (876,679)
Net increase in net assets resulting
from operations ........      1,988,570    3,997,427     4,755,215    4,127,206

Changes from Capital Share Transactions:
Par value of shares issued under
dividend reinvestment plan ...   36,583           --       129,660           --
Proceeds in excess of par value
for shares issued under dividend
reinvestment plan               458,020           --     1,631,720           --

Net increase from capital share
transactions ......             494,603           --     1,761,380           --


Distributions to shareholders from net
investment income:

Common shareholders .....    (1,800,571)  (1,913,015)  (1,800,571)   (1,913,015)
Preferred shareholders .....   (554,686)    (517,504)  (1,117,164)   (1,045,257)
Total distributions to
shareholders from net
investment income .......... (2,355,257)  (2,430,519)  (2,917,735)   (2,958,272)

Total increase in net assets    127,916    1,566,908    3,598,860     1,168,934

Net assets at beginning
of period ......            135,203,226  131,655,683  131,732,282   132,053,657
Net assets at end
of period * ..........     $135,331,142 $133,222,591 $135,331,142  $133,222,591


* Includes undistributed net investment income as of June 30, 1998 - $1,813,286; 1997 - $1,989,479.


 The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CASH FLOWS~


                         Three Months Ended                Six Months Ended
                             June 30,                           June 30,
                           1998           1997           1998           1997
Operating Activities:
Interest Received ......$2,294,124     $2,909,553     $5,270,274     $5,395,123
Dividends Received .....    65,004         57,374        122,379         92,874
Operating Expenses Paid   (363,998)      (387,036)      (754,349)      (768,870)

Net Cash Provided
by Operating Activities  1,995,130      2,579,891      4,638,304      4,719,127

Investing Activities:
Purchase of investment
securities ......       (3,297,305)   (11,942,713)   (11,020,521)   (16,993,306)
Proceeds from sale of investment
securities ......        6,158,183     11,229,719     12,812,715     15,240,660
Net proceeds(purchase) of short-term
investments .....       (3,118,675)     1,100,959       (802,302)     4,600,000

Net Cash Provided
by Investing Activities   (257,797)       387,965        989,892      2,847,354

Financing Activities:
Proceeds received from dividend
reinvestment plan .....      494,602           --        1,761,380           --
Distributions paid to common and
preferred shareholders  (2,310,172)    (2,400,615)    (7,630,308)    (7,126,576)


Net Cash Used in
Financing Activities .. (2,310,172)    (2,400,615)    (5,868,928)    (7,126,576)


Increase(Decrease)
in Cash ............      (572,839)       567,241       (240,732)       439,905

Cash at Beginning
of Period ..........       773,172        (35,035)       441,065         92,301
Cash at End
of Period - Note D .    $  200,333     $  532,206     $  200,333     $  532,206



RECONCILIATION OF INCREASE(DECREASE) IN
NET ASSETS RESULTING FROM OPERATIONS TO
NET CASH PROVIDED BY OPERATING ACTIVITIES

Net increase in net
assets resulting from
operations ........     $1,988,570     $3,997,427     $4,755,215     $4,127,206

Reconciling Adjustments:
Net realized and unrealized (gain)
loss on investments        381,343     (1,625,670)       (96,724)       629,409
Discount accretion on investment
securities ........         (1,961)        (1,834)        (3,916)        (3,575)
(Increase)Decrease in accrued investment
income receivable .       (362,139)       192,393        (23,168)       (24,046)
Increase in accrued
dividend receivable         (3,749)          --            1,128        (21,875)
Increase(Decrease) in
accrued expenses            (6,934)        17,575          5,769         12,008
Net Cash Provided by Operating
Activities .....        $1,995,130     $2,579,891     $4,638,304     $4,719,127

~Unaudited
The accompanying notes are an integral part of the financial statements.

PORTFOLIO of INVESTMENTS BY INDUSTRY CLASSIFICATION
As of June 30, 1998 (Unaudited)


                                                         Market or   Percent of
                                                         Fair Value  Net Assets
Accounting Firms
Deloitte & Touche LLP .......................            $ 1,056,600     0.8%

Aerospace
McDonnell Douglas Corporation ...............              1,108,470     0.8%

Airline
AMR Corporation .............................              2,483,660
Delta Air Lines Inc. ........................              1,644,722
United Airlines Inc. ........................              2,819,118
                                                           6,947,500     5.1%

Bank
Anglo Irish Bank Corporation ................              1,145,300
Banc One Corporation ........................              1,263,560
Banco Nacional de Mexico ....................                501,806
BankAmerica Corporation .....................              1,153,510
First Hawaiian Bank .........................                511,200
First Nationwide Holdings ...................                276,250
First USA Bank ..............................              1,067,550
Fleet/Norstar Group .........................              1,147,670
HongKong & Shanghai Bank ....................                366,250
Lloyds Bank PLC .............................                885,000
Mellon Capital I ............................                430,072
Nationsbank Corporation .....................              1,073,530
Standard Charter PLC ........................                660,000
Wells Fargo Capital A .......................              1,556,240
                                                          12,037,938     8.9%

Broadcasting/Publishing
Capital Cities/ABC Inc. .....................              1,065,890
K-III Communications Inc. ...................                254,375
News America Holdings Inc. ..................              1,216,230
                                                           2,536,495     1.9%

Brokerage
Goldman Sachs Group .........................                531,950
Lehman Brothers Holding Inc. ................                531,125
Refco Group .................................                826,248
Salomon Inc. ................................                538,740
                                                           2,428,063     1.8%

Chemicals
Dow Chemical Co. ............................              1,883,292
EI Dupont Nemour ............................              1,093,800
ISP Holdings Inc. ...........................                259,375
                                                           3,236,467     2.4%

Electrical and Electronics

PSC Inc. ....................................                 13,000
Spectrascan Inc. ............................                500,000
                                                             513,000     0.4%
Energy
Empressa Nacional De Electricidad SA ...                    449,671
Enron Corporation ......................                  1,088,530
Gulf Canada Resources LTD ..............                    268,125
Peco Energy Company ....................                  1,556,070
Systems Energy Resources ...............                  1,015,740
                                                          4,378,136     3.2%

Entertainment
Bicycle Holding Inc. ...................                     97,865
MGM Grand, Inc. ........................                    992,110
New Boston Garden Corporation ..........                  1,029,720
Speedway Motorsports Inc. ..............                    258,750
Time Warner Inc. .......................                  1,846,110
United States Playing Card Company .....                    500,000
                                                          4,724,555     3.5%

Finance
Chrysler Financial Corporation .........                  1,048,590
Dow Capital ............................                  1,206,230
Duquesne II Funding Corporation ........                  1,108,384
Fort Wayne Capital Trust I .............                  1,215,500
General Electric Capital Corporation ...                  1,185,750
General Motors Acceptance Corporation ..                  1,821,330
Progress Capital Holdings LTD ..........                  1,021,990
Selkirk Cogen Funding Corporation ......                  1,079,661
SMA Finance Corp, Inc. .................                  1,006,562
Summit Acceptance Corporation ..........                    500,030
The Money Store ........................                  1,088,270
Union Acceptance Corporation ...........                    985,000
                                                         13,267,297     9.8%

Finance - Structured
Avianca Airline Ticket Receivable Trust                     509,300
BEA Collateralized Bond Obligation .....                    963,238
Citicorp Mortgage Securities Inc. ......                    504,687
DLJ Mortgage Pass-thru .................                    300,115
Greentree Financial Corporation ........                  1,036,667
Interbank/AKK Trust ....................                    494,290
Merrill Lynch CLO ......................                  1,004,062
Merrill Lynch Mortgage Investors Inc. ..                    502,431
Mid-America Mortgage ...................                    496,094
Mutual Fund Fee Trust IV ...............                    771,412
NAL Auto Trust .........................                    206,660
NWA Trust ..............................                    569,405
Resolution Trust Corporation ...........                    156,464
                                                          7,514,825     5.6%

PORTFOLIO of INVESTMENTS BY INDUSTRY CLASSIFICATION
Continued          (Unaudited)

                                                         Fair Value  Percent of
                                                         Market or   Net Assets
Food and Beverage
Cambuhy Export Trust ...................                    352,335
Chiquita Brands ........................                    260,625
Coca-Cola Femsa SA DE ..................                  1,064,000
Conagra Inc. ...........................                  1,582,245
Marsh Supermarkets Inc. ................                    255,625
RJR Nabisco Inc. .......................                  1,035,260
                                                          4,550,090     3.4%
Foreign and Foreign Government
Cemex SA ...............................                $  256,875
Compania De Desarrollo Aero ............                   490,000
Gruma SA DE CV .........................                   251,355
Guangdong International Trust ..........                   380,055
Noranda Inc. ...........................                 1,590,450
Province de Quebec .....................                 1,121,450
Republic of Brazil .....................                   215,250
Republic of Colombia ...................                   269,150
Republic of Venezuela ..................                   387,500
Russian Federation .....................                   188,125
Sociedad Quimica y Minera de Chile .....                 1,031,000
Taegu Metropolitan City (Korea) ........                   984,900
Turkiye Vakiflar Bankasi T.A.O .........                   433,772
                                                         7,599,882      5.6%


Forest Products
Macmillan Bloedel ......................                   531,240
West Fraser Mills LTD ..................                 1,051,620
                                                         1,582,860      1.2%


Funeral Homes
Loewen Group Inc. ......................                 1,082,480      0.8%

Government/Government Agency
Federal Home Loan Mortgage Corp. .......                 1,772,211
Federal National Mortgage Association ..                 1,026,596
Government National Mortgage Assoc .....                 3,208,173
                                                         6,006,980      4.4%

Health Care
Beckman Instruments Inc. ...............                   250,752
Paracelsus Healthcare ..................                    23,438
                                                           274,190      0.2%

Heavy Machinery
AGCO Corporation .......................                   258,125
Caterpillar Inc. .......................                   975,670
                                                         1,233,795      0.9%

Home Construction
BSI Holdings, Inc. .....................                   474,000
Owens Corning Fiberglass Corporation ...                 1,252,230
Toll Brothers Inc. .....................                   258,750
                                                         1,984,980      1.5%

Household Products
Behr Process Corporation ...............                   198,000
Black & Decker Corporation .............                   544,385
Interface, Inc. ........................                   251,837
Whirlpool Corporation ..................                 1,110,840
                                                         2,105,062      1.6%

Industrial
Ametek Inc. ...........................              263,750            0.2%

Insurance
AllState Corporation ...................           1,101,000
Nationwide .............................           1,208,980
                                                   2,309,980            1.7%

Metals/Mining
Centennial Resources Inc. ..............             325,001
Cyprus Amax Minerals Co. ...............             528,980
EES Coke Battery Company ...............             425,701
INCO LTD ...............................           1,123,840
                                                   2,403,522            1.8%

Miscellaneous
Authorized Distribution Network Inc. ...                 154
Huron Technologies Inc. ................             550,000
ITT Corporation ........................             483,365
KPB Holdings, L.P. .....................             250,000
Louis Dreyfus Corporation ..............           1,051,850
Stackpole Magnetic Systems .............             428,163
                                                   2,763,532            2.0%

Natural Gas
Coastal Corporation ....................           1,151,740
Consumer's Energy Company ..............             491,025
Penn Fuel Gas Inc. .....................           1,065,510
Suburban Propane L.P. ..................           1,040,310
                                                   3,748,585            2.8%



Paper and Paper Products
Container Corporation of America .......             272,500
Specialty Paperboard Inc. ..............             261,250
                                                     533,750            0.4%
Petroleum
Oryx Energy Company ....................           1,083,760
Pennzoil Company .......................           1,264,360
Sun Inc. ...............................           1,169,470
Trico Marine Services Inc. .............             243,125
                                                   3,760,715            2.8%

PORTFOLIO of INVESTMENTS BY INDUSTRY CLASSIFICATION
Continued          (Unaudited)

                                                   Market or         Percent of
                                                   Fair Value        Net Assets
Public Utility
BVPS II Funding Corporation ............           1,532,480
Cleveland Electric Illuminating Co. ....           1,036,080
Commonwealth Edison Inc. ...............           1,093,310
Connecticut Light & Power ..............             998,970
Houston Lighting & Power Company .......           1,535,400
Niagara Mohawk Power Corporation .......             538,990
PacifiCorp .............................           1,693,510
Pennsylvania Power & Light .............             561,635
Texas Utilities Electric Company .......           1,035,290
Transcanada Capital ....................           1,045,000
                                                  11,070,665            8.2%

Real Estate Investment Trusts
Carramerica Realty Corp. ...............             397,892
Duke Realty L.P. .......................             508,490
Equity Residential Prop.Operating L.P. .             401,888
Highwood Forsyth Realty L.P. ...........           1,017,976
                                                   2,326,246               1.7%

Retail

MDAS Investors Limited Partnership .....                   1
Murray's Discount Auto Stores Inc. .....             500,001
Sears Roebuck & Company ................           1,255,200
                                                   1,755,202               1.3%


Steel
Pohang Iron & Steel Company ............             767,180
Steel Technologies .....................             527,550
                                                   1,294,730               1.0%

Telecommunications
Global Telesystems Holdings Ltd. .......                   1
MCI Communications Corporation .........           1,062,860
New England Telephone & Telegraph ......           1,123,350
Nynex Corporation ......................           1,738,312
Rogers Cantel Inc. .....................             259,375
Tele-Communications Inc. ...............           2,299,620
Worldcom Inc. ..........................           1,082,500
                                                   7,566,018               5.6%
Transportation

Federal Express Corporation ............           1,403,450
Georgia Pacific Corporation ............           1,700,820
                                                   3,104,270               2.3%


Total Long-Term Investments ............        $129,070,630              95.4%


Notes to Financial Statements

Note A - Summary of Accounting Policies

Lincoln National Income Fund, Inc. (the Fund), is registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management investment company, incorporated under the laws of Maryland. Fund shares are listed on the New York Stock Exchange under the symbol LND.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Investments

Cost represents original cost except in those cases where there is "original-issue discount" as defined by the Internal Revenue Service, and in those cases the cost figure shown is amortized cost. "Original-issue discount" is being amortized over the period to the next expected call date.

Investments in equity securities traded on a national exchange are valued at their last reported sale price on the date of valuation; equity securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last reported bid price. Public debt securities and certain private placement securities, which are traded in a secondary market system for trading restricted securities in reliance upon SEC Rule 144A, are valued at the composite price as determined by a pricing service which uses market transactions as inputs. Short-term investments are stated at cost which approximates market.

Private placement securities are restricted as to resale. Except for certain private placement securities traded in a secondary market system for trading restricted securities, private placement securities have no quoted market values. The amounts shown as fair values for private placement securities with no available quoted market values represent values approved by the Board of Directors. Many factors are considered in arriving at fair value, including, where applicable, yields available on comparable securities of other issuers; changes in financial condition of the issuer; price at which the security was initially acquired; extent of a Private market for the security; period of time before the security becomes freely marketable or becomes convertible; anticipated expense to the Fund of registration or otherwise qualifying the security for public sale; potential underwriting commissions if an underwriting would be required for sale; size of the issue and the proportion held by the Fund; if a convertible security, whether or not it would trade on the basis of its stock equivalent; and existence of merger proposals or tender offers involving the issuer.

The Board of Directors of the Fund is composed, in part, of individuals who are interested persons (as defined in the Investment Company Act of 1940) of the Advisor or affiliated companies. Since the fee paid to the Advisor is affected by the valuation placed on securities held in the Fund's portfolio, valuations are approved by a majority of the Directors who are not interested persons. As of June 30,1998, the value of all private placement securities, which totaled $22,906,411 and represents 16.9% of total net assets were approved by directors who are not interested persons. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the securities existed.

Income Taxes

It is the intention of the Fund to distribute substantially all net investment income and net realized gains. The Fund therefore qualifies for tax treatment accorded to "regulated investment companies" as defined by the applicable provisions of the Internal Revenue Code. On such basis, under present law, the Fund will not incur any liability for income taxes on the portion of its net investment income and net realized gains distributed to shareholders.

Other

Security transactions are accounted for on the trade date for equity and debt securities. Cost of securities sold is determined on a specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis except for interest in default, or interest deferred by a change in the terms of the loan agreement, which is recorded when received. Distributions to common shareholders are recorded on the ex-dividend date and distributions to preferred shareholders are accrued daily and paid every 28 days. In addition, in the preparation of financial statements management relies on the use of estimates where necessary.

Note B - Investments

Private placement securities are restricted as to resale because these securities have not been registered with the Securities and Exchange Commission
(SEC). The terms under which private placement securities are acquired, however, sometimes provide for limited registration rights if requested by the security owner. These registration rights usually relate to common stock issued or issuable upon conversion of convertible securities or the exercise of warrants. The following is a summary of registration rights pertaining to private placement securities held by the Fund:

          1) Common shares issuable upon conversion of convertible securities or exercise of warrants are entitled to at least one free registration and to certain free "piggyback" registration rights.

          2) Warrants owned by the Fund do not carry registration rights.

          3) All debt and preferred securities have no registration rights, but can be sold to other institutional investors after a minimum holding period, subject to certain requirements.

The SEC requires that, as of the date a private placement security is acquired, the market value of an equivalent unrestricted security of the same company be provided. Since there are no comparable publicly traded securities of any of these companies outstanding, no such comparative values have been provided.

The aggregate cost of investments purchased and the aggregate proceeds from investments sold (exclusive of short-term investments) amounted to $11,419,966 and $12,232,245, respectively, as of June 30,1998; and $17,786,859 and $15,223,768, respectively as of June 30, 1997.

Note C - Management Fees and Other Transactions with Affiliates

Under an agreement between the Fund and Lincoln Investment Management, Inc. (Advisor), the Advisor manages the Fund's investment portfolio, maintains its accounts and records, and furnishes the services of individuals to perform executive and administrative functions of the Fund. In return for these services, the

Advisor receives a management fee of .1875% of net assets of the Fund as of the close of business on the last business day of the quarter (.75% on an annual basis) plus 1.5% of the net cash dividends and interest earned and actually received in cash less interest on borrowed funds and dividends paid on the Variable Term Preferred Stock.

Certain officers and directors of the Fund are also officers or directors of the Advisor. The compensation of unaffiliated directors of the Fund is borne by the Fund.

Note D - Excess of Other Assets over Liabilities

The net asset caption "excess of other assets over liabilities" consisted of the following:

Cash .............................................         $   200,333
Accrued interest income receivable................           2,397,807
Accrued dividend income receivable ...............              59,697
Receivable for investments securities sold .......             322,513
Management fee payable ...........................            (287,712)
Payable for securities sold ......................            (399,445)
Accrued dividends payable - VTP ..................            (120,571)
Other - net ......................................              (7,202)
                                                           $ 2,165,420

Note E - Net Assets

Net assets at June 30,1998, consisted of the following:

Preferred Stock, par value $1.00 per share
(authorized 1,000,000 shares)
Variable Term Preferred Stock (VTP),
issued and outstanding 40,000 shares,
liquidation preference $1,000 per share .......... ....    $ 40,000,000

Common Stock, par value $1.00 per share
(authorized 10,000,000 shares), issued
and outstanding 6,961,855 shares ......................       6,961,855

Proceeds in excess of par value of shares
issued ................................................      74,732,896

Undistributed realized gain on investments,
net of taxes paid .....................................       7,082,942

Undistributed net investment income ...................       1,813,286

Net unrealized appreciation of investments ............       4,740,163

Total Net Assets ......................................    $135,331,142



Note F - Income Taxes

The cost of investments for federal income tax purposes is the same as for book purposes. At June 30, 1998, the aggregate gross unrealized appreciation on investments was $6,922,954 and the aggregate gross unrealized depreciation was $2,182,791.


Note G - Variable Term Preferred Stock

During August 1992, the Fund issued 40,000 shares of Variable Term Preferred stock (VTP) at an offering price of $1,000 per share. During 1992 the underwriting discount and other expenses incurred in the issuance of the preferred stock aggregated $1,120,016 and were recorded as a reduction of net assets applicable to common shares. Dividends are cumulative from the date of the original issue and reset every 28 days through an auction process. The Articles Supplementary, which establish and fix the rights and preferences of the VTP, places restrictions on the payments of dividends on the Fund's common stock upon non- compliance with certain provisions of the Articles Supplementary, purchase of futures or options, issuance of debt, short sale of securities, mergers, changing the Fund's pricing service and investing in reverse repurchase agreements, and requires the Fund to meet certain asset maintenance tests. The shares of the VTP may be redeemed at the option of the Fund in accordance with the terms of the Articles Supplementary. The mandatory redemption provisions of the Articles Supplementary require the Fund under certain conditions to redeem shares of the VTP if certain asset maintenance tests are not maintained or if credit rating provisions are not met.

During the period ended June 30,1998, dividend rates have ranged from 5.379% to 5.500% and the average dividend rate was 5.469%.

Note H - Subsequent Event

On July 9, 1998, the Board of Directors declared a $.26 per share distribution. The dividend is payable July 31, 1998 to shareholders of record as of July 20, 1998.

Common Stock Market Prices and Net Asset Value History (Unaudited)

1998
                    Market Prices and Volumes               Net Asset Value
                     High    Low    Close    Volume       High    Low    Close
1st Quarter        $14.00  $13.00  $13.87    488,400     $13.76  $13.43 $13.750
2nd Quarter         14.25   13.43   14.06    276,700      13.82   13.52  13.690

1997

                    Market Prices and Volumes               Net Asset Value
                     High    Low    Close    Volume       High    Low    Close
1st Quarter        $13.00  $12.37  $12.75    498,900     $13.77  $13.42 $13.42
2nd Quarter         13.25   12.37   13.25    351,100      13.68   13.16  13.64
3rd Quarter         14.00   13.06   13.87    381,700      14.12   13.62  14.12
4th Quarter         14.00   12.87   13.06    335,200      14.19   13.43  13.43

1996

                    Market Prices and Volumes               Net Asset Value
                     High    Low    Close    Volume      High     Low    Close
1st Quarter        $13.87  $12.87  $13.12    304,700    $14.32   $13.82 $13.83
2nd Quarter         13.25   12.37   13.00    239,200     13.88    13.36  13.71
3rd Quarter         13.12   12.12   13.00    275,300     13.74    13.43  13.77
4th Quarter         13.12   12.25   12.50    433,000     14.27    13.47  13.47

1995

                    Market Prices and Volumes               Net Asset Value
                     High    Low    Close    Volume      High     Low    Close
1st Quarter        $12.25  $10.62  $12.00    229,000    $13.25   $12.25 $13.19
2nd Quarter         13.00   11.75   12.87    328,000     14.25    13.19  14.14
3rd Quarter         13.00   12.25   12.75    218,100     14.30    13.82  14.22
4th Quarter         14.25   12.50   13.62    277,500     14.54    14.17  14.22



Shares are listed on the New York Stock Exchange under the trading symbol LND.

Directors & Officers of the Fund


Directors                      Descriptions of Occupations and Responsibilities
Thomas L. Bindley              Director, Lincoln National Convertible Securities
                               Fund, Inc.

Richard M. Burridge            Chairman, The Burridge Group, Inc.; Director,
                               Cincinnati Financial Corporation, Lincoln
                               National Convertible Securities Fund Inc. and
                               St. Joseph Light and Power Company; Chairman of
                               the Board, Fort Dearborn Income Securities, Inc.

Adela Cepeda                   President, A.C. Advisory, Inc.; Commissioner,
                               Chicago Public Building Commission; Director,
                               Lincoln National Convertible Securities Fund,
                               Inc.; Director and Vice President, Harvard Club
                               of Chicago.

Roger J. Deshaies              Senior Vice President, Finance, Parkview Health
                               System; Director Lincoln National Convertible
                               Securities Fund, Inc., Hospital Laundry Services
                               Inc., and Signature Care, Inc. Director and
                               Treasurer, Pine Valley Country Club; Member,
                               Chamber of Commerce Finance Committee. Member,
                               School of Business Advisory Board, Indiana-Purdue
                               University of Fort Wayne.

Charles G. Freund              Chairman Emeritus of the Board of Directors,
                               Success National Bank at Lincolnshire; Director,
                               Mathers Fund, Inc., Lincoln National Convertible
                               Securities Fund, Inc.

Thomas N. Mathers              Director, Lincoln National Convertible Securities
                               Fund, Inc.; Vice President and Director, OFC
                               Meadowood Retirement Community.

H. Thomas McMeekin             Executive Vice President and Chief Investment
                               Officer, Lincoln National Corporation; President
                               and Director, Lincoln Investment Management Inc.
                               and Lincoln National Convertible Securities Fund,
                               Inc.; Director, The Lincoln National Life
                               Insurance Company, Lincoln National Investment
                               Companies, Inc., Delaware Management Holdings,
                               Inc., and Vantage Global Advisors, Inc.

Daniel R. Toll                 Director, Brown Group, Inc.; A.P. Green
                               Industries, Inc., Kemper National Insurance
                               Company, Lincoln National Convertible Securities
                               Fund, Inc., Mallinckrodt Group Inc., and NICOR,
                               Inc.

Ann L. Warner                  Senior Vice President and Director Risk
                               Management, Lincoln Investment Management, Inc;
                               Director, Lincoln National Convertible Securities
                               Fund, Inc.

Officers

H. Thomas McMeekin, President
David A. Berry, Vice President
David C. Fischer, Vice President
David G. Humes, Vice President, Controller, Treasurer
Ann L. Warner, Vice President
Cynthia A. Rose, Secretary

Corporate Information

Dividend Disbursing Agent, Transfer Agent and Reinvestment Plan Agent

   First Chicago Trust Company of New York
   P.O. Box 2500
   Jersey City NJ 07303-2500
   1-800-317-4445

Investment Advisor

   Lincoln Investment Management, Inc.
   200 East Berry Street
   Fort Wayne, IN  46802
   (219) 455-2210

Independent Accountants

   PriceWaterhouseCoopers
   490 Lincoln Tower
   Fort Wayne, IN 46802

Stock Exchange

   The Fund's stock is traded on the New York Stock Exchange(NYSE) under the trading symbol of LND.

Automatic Dividend Reinvestment Plan

Any registered shareholder of Lincoln National Income Fund, Inc. may participate in the Automatic Dividend Reinvestment Plan (the Plan). If you are a beneficial owner whose shares are registered in the name of another (e.g., in a broker's "street name") and desires to participate in the Plan, you must become a registered holder by transferring the shares to your name.

To participate in the Plan, you must complete and forward an authorization card to the Plan agent. This card authorizes the Plan agent to receive your dividends and other distributions from the Fund in additional shares of common stock. The additional shares will be issued by the Fund, if the net asset value per share is equal to or lower than the market price of the Fund's Common Stock plus brokerage commissions. If the net asset value per share is higher than the market price of the Fund's Common Stock plus brokerage commissions, the additional shares will be purchased in the open market and the cost of the brokerage commissions will be charged to each participant on a pro-rata basis. The Plan also allows the Plan agent to accept optional cash contributions. Each optional cash contribution by a participant must be not less than $100 and not more than $3,000 per dividend period and must be received by the Plan agent not less than five business days and no more than thirty days prior to the dividend payment date.

Shares will be held by First Chicago, the Plan agent. You will receive a statement each time shares are distributed by the Fund or purchased for you.

There is no direct charge for Plan participation. The administrative costs of the Plan are borne by the Fund.

If your dividends and other distributions are reinvested, they will be subject to capital gains and income taxes as if they were paid to you in cash.

You may terminate your participation in the Plan at any time by giving written notice to the Plan agent. For additional information on the Plan, please write First Chicago, P.O. Box 2500 Jersey City, NJ 07303-2500 or call 1-800-317-4445.